WesMark Funds

1290 Broadway, Suite 1100

Denver, Colorado 80203

December21, 2009

U.S. Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Re:                             WesMark Funds (“Trust”)

File Nos.                                               333-16157

811-07925

POST-EFFECTIVE AMENDMENT NO. 24

Dear Sir or Madam:

An electronic (“EDGAR”) filing is hereby made under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Trust, an open-end management investment company.  This filing includes Post-Effective Amendment No. 24 to the Fund’s 1933 Act Registration Statement on Form N-1A and Amendment No. 25 to its 1940 Act Registration Statement.

This filing is made pursuant to Rule 485(a) to comply with the Summary Prospectus Rule requirements under Form N-1A.

The SEC Staff is requested to address any comments on this filing to my paralegal, Stephanie Barres, at 720.917.0711.

Sincerely,

/s/ JoEllen L. Legg
JoEllen L. Legg, Esquire
Assistant Secretary

Attachment

cc: Todd P. Zerega, Reed Smith LLP